Schedule of Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Common Class A [Member]
Numerator: net income (loss) allocable to ordinary shares	$ 598,613	$ 776,367	$ 1,213,101	$ 1,605,407	$ 2,885,807	$ 699,108
Denominator: Weighted average number of ordinary shares, basic	7,304,510	12,032,500	7,668,339	12,032,500	10,532,255	9,712,813
Denominator: Weighted average number of ordinary shares, diluted	7,304,510	12,032,500	7,668,339	12,032,500	10,532,255	9,712,813
Basic net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13	$ 0.27	$ 0.07
Diluted net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13	$ 0.27	$ 0.07
Class A Common [Member]
Denominator: Weighted average number of ordinary shares, basic					10,532,255	9,712,183
Denominator: Weighted average number of ordinary shares, diluted					10,532,255	9,712,183
Common Class B [Member]
Numerator: net income (loss) allocable to ordinary shares	$ 235,609	$ 185,502	$ 454,814	$ 383,560	$ 787,741	$ 206,950
Denominator: Weighted average number of ordinary shares, basic	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Denominator: Weighted average number of ordinary shares, diluted	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Basic net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13	$ 0.27	$ 0.07
Diluted net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13	$ 0.27	$ 0.07